Derivative financial instruments and hedging activities - Summary of Cash flow and Net Investment Hedges - Assets and Liabilities Designated as Hedged Items (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Cash flow hedges [member] | Interest rate risk [member] | Variable rate assets [member]
Disclosure of detailed information about hedged items [line items]
Consolidated Balance Sheet items	Securities – Investment, net of applicable allowance; Loans – Retail;Loans – Wholesale; Interest bearing deposits with banks; Assets purchased under reverse repurchase agreements and securities borrowed	Securities – Investment, net of applicable allowance; Loans – Retail Interest bearing deposits with banks; Assets purchased under reverse repurchase agreements and securities borrowed
Changes in fair values used for calculating hedge ineffectiveness	$ (4,415)	$ 2,248
Cash flow hedge /foreign currency translation reserve, Continuing hedges	2,645	(2,115)
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ (2,216)	$ (3,126)
Cash flow hedges [member] | Interest rate risk [member] | Variable rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Consolidated Balance Sheet items	Deposits – Business and government; Deposits – Personal; Obligations related to assets sold under repurchase agreements and securities loaned	Deposits – Business and government; Deposits – Personal; Obligations related to assets sold under repurchase agreements and securities loaned
Changes in fair values used for calculating hedge ineffectiveness	$ 4,437	$ (2,558)
Cash flow hedge /foreign currency translation reserve, Continuing hedges	(1,801)	3,535
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ 4,557	$ 5,607
Cash flow hedges [member] | Foreign exchange risk [member] | Fixed rate assets [member]
Disclosure of detailed information about hedged items [line items]
Consolidated Balance Sheet items	Securities – Investment, net of applicable allowance	Securities – Investment, net of applicable allowance
Changes in fair values used for calculating hedge ineffectiveness	$ 7	$ 50
Cash flow hedge /foreign currency translation reserve, Continuing hedges	$ 13
Cash flow hedges [member] | Foreign exchange risk [member] | Fixed rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Consolidated Balance Sheet items	Deposits – Business and government
Changes in fair values used for calculating hedge ineffectiveness	$ (106)
Cash flow hedge /foreign currency translation reserve, Continuing hedges	(52)
Net investment hedges [member] | Foreign exchange risk [member] | Foreign subsidiary [member]
Disclosure of detailed information about hedged items [line items]
Changes in fair values used for calculating hedge ineffectiveness	710	1,513
Cash flow hedge /foreign currency translation reserve, Continuing hedges	(8,005)	(7,297)
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ (382)	$ (382)